UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2013

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
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           435 Pacific Avenue, Fourth Floor
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           San Francisco, CA  94133
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Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     May 14, 2013
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       15
                                             ---------------
Form 13F Information Table Value Total:       $8,841,028
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
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ADOBE SYSTEMS INC               COM       00724F101  1,362,009   31,303,362    SH           Sole        1     31,303,362
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ALBEMARLE INC                   COM       12653101      59,779      956,153    SH           Sole        1        956,153
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BARD C R INC                    COM       067383109    364,452    3,616,308    SH           Sole        1      3,616,308
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CBRE GROUP INC                  COM       12504L109    808,000   32,000,000    SH           Sole        1     32,000,000
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GARDNER DENVER INC              COM       365558105    188,357    2,507,750    SH           Sole        1      2,507,750
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KAR AUCTION SVCS INC            COM       48238T109     16,097      803,628    SH           Sole        1        803,628
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MCGRAW HILL                     COM       580645109     76,166    1,462,472    SH           Sole        1      1,462,472
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MICROS SYSTEMS INC              COM       594901100    269,638    5,924,806    SH           Sole        1      5,924,806
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MICROSOFT CORP                  COM       594918104    954,244   33,353,513    SH           Sole        1     33,353,513
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MOTOROLA SOLUTIONS INC          COM NEW   620076307  1,850,955   28,907,623    SH           Sole        1     28,907,623
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MSCI INC                        COM       55354G100    208,982    6,159,213    SH           Sole        1      6,159,213
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ROCKWELL COLLINS INC            COM       774341101    705,619   11,179,009    SH           Sole        1     11,179,009
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TIBCO SOFTWARE INC              COM       88632Q103      7,847      388,103    SH           Sole        1        388,103
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VALEANT PHARMACEUTICALS INTL    COM       91911K102  1,317,299   17,559,302    SH           Sole        1     17,559,302
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WILLIS GROUP HOLDINGS PUBLIC    SHS       G96666105    651,585   16,500,000    SH           Sole        1     16,500,000
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